Common Stock (Tables)	12 Months Ended
Dec. 31, 2020
11. Common Stock
Common Stock
Authorized: Unlimited number of non-par value common shares.

	2020		2019
Issued and outstanding:	millions of shares	millions of Canadian dollars	millions of shares	millions of Canadian dollars
Balance, December 31, 2019	242.48	$6,216	234.12	$5,816
Conversion of Convertible Debentures	-	-	0.03	1
Issuance of common stock (1)(2)	4.54	251	1.77	99
Issued under Purchase Plans at market rate	3.99	219	3.99	202
Discount on shares purchased under Dividend Reinvestment Plan	-	(4)	-	(7)
Options exercised under senior management share option plan	0.42	20	2.57	104
Employee Share Purchase Plan	-	3	-	1
Balance, December 31, 2020	251.43	$6,705	242.48	$6,216
(1) As at December 31, 2019, a total of 1,768,120 common shares were issued under Emera's at-the-market program ("ATM program") at an average price of $56.56 per share for gross proceeds of $100 million ($99 million net of issuance costs).
(2) For the year ended December 31, 2020, 4,544,025 common shares were issued under Emera's ATM program at an average price of $56.04 per share for gross proceeds of $255 million ($251 million net of issuance costs).